Leases - Schedule of Weighted-average Remaining Lease Terms and Discount Rates (Details)	Feb. 28, 2025	Feb. 29, 2024
Assets and Liabilities, Lessee [Abstract]
Weighted average remaining lease term (years)	2 years 2 months 8 days	2 years 8 months 23 days
Weighted average discount rate	4.20%	5.60%